Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Fund

July 31, 2019

ZSC-QTLY-0919
1.9881580.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.0%
Bandwidth, Inc. (a)	127	$9,462
Iridium Communications, Inc. (a)	4,706	119,721
		129,183
Entertainment - 0.5%
Gaia, Inc. Class A (a)	1,805	10,433
World Wrestling Entertainment, Inc. Class A	707	51,455
		61,888
Interactive Media & Services - 1.1%
CarGurus, Inc. Class A (a)	3,029	112,891
Eventbrite, Inc.	1,102	19,494
		132,385
Media - 1.8%
Gray Television, Inc. (a)	8,930	158,504
Nexstar Broadcasting Group, Inc. Class A	370	37,655
Tegna, Inc.	1,123	17,058
The New York Times Co. Class A	491	17,519
		230,736
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	756	11,355

TOTAL COMMUNICATION SERVICES		565,547

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.6%
Standard Motor Products, Inc.	1,710	78,677
Diversified Consumer Services - 2.9%
Afya Ltd.	1,200	34,704
Arco Platform Ltd. Class A	1,378	60,825
Bright Horizons Family Solutions, Inc. (a)	267	40,603
Grand Canyon Education, Inc. (a)	925	100,612
Laureate Education, Inc. Class A (a)	2,875	47,121
ServiceMaster Global Holdings, Inc. (a)	1,003	53,390
Strategic Education, Inc.	172	30,614
		367,869
Hotels, Restaurants & Leisure - 2.1%
Churchill Downs, Inc.	675	80,764
Eldorado Resorts, Inc. (a)	275	12,408
Planet Fitness, Inc. (a)	655	51,522
SeaWorld Entertainment, Inc. (a)	614	18,770
Wyndham Destinations, Inc.	2,162	101,744
		265,208
Household Durables - 2.2%
Helen of Troy Ltd. (a)	493	73,102
Skyline Champion Corp. (a)	1,761	50,189
Taylor Morrison Home Corp. (a)	6,854	154,352
		277,643
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	927	62,128
The RealReal, Inc.	13	319
		62,447
Leisure Products - 0.5%
Brunswick Corp.	600	29,496
OneSpaWorld Holdings Ltd. (a)	1,787	27,984
		57,480
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	253	21,427
Specialty Retail - 1.7%
Aaron's, Inc. Class A	1,719	108,383
Five Below, Inc. (a)	410	48,159
The Children's Place Retail Stores, Inc.	473	46,198
Urban Outfitters, Inc. (a)	556	13,238
		215,978
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	249	38,914
G-III Apparel Group Ltd. (a)	1,835	52,591
Revolve Group, Inc.	488	16,821
		108,326

TOTAL CONSUMER DISCRETIONARY		1,455,055

CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Luckin Coffee, Inc. ADR	307	7,457
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	4,301	101,332
Grocery Outlet Holding Corp.	943	36,720
Performance Food Group Co. (a)	1,381	60,557
		198,609
Food Products - 1.6%
Darling International, Inc. (a)	809	16,447
Freshpet, Inc. (a)	370	16,706
Nomad Foods Ltd. (a)	6,134	136,604
Post Holdings, Inc. (a)	324	34,739
		204,496
Household Products - 0.2%
Central Garden & Pet Co. (a)	421	12,790
Central Garden & Pet Co. Class A (non-vtg.) (a)	499	13,747
		26,537
Tobacco - 0.2%
Universal Corp.	508	30,226

TOTAL CONSUMER STAPLES		467,325

ENERGY - 2.4%
Energy Equipment & Services - 0.8%
Oil States International, Inc. (a)	2,660	39,687
Patterson-UTI Energy, Inc.	2,200	25,586
ShawCor Ltd. Class A	2,601	34,055
		99,328
Oil, Gas & Consumable Fuels - 1.6%
Berry Petroleum Corp.	3,856	37,789
Kosmos Energy Ltd.	1,412	8,486
PDC Energy, Inc. (a)	439	12,612
Renewable Energy Group, Inc. (a)	525	7,135
Viper Energy Partners LP	4,117	132,814
		198,836

TOTAL ENERGY		298,164

FINANCIALS - 20.1%
Banks - 8.8%
Associated Banc-Corp.	4,682	101,459
BOK Financial Corp.	658	55,061
Camden National Corp.	400	17,884
Cullen/Frost Bankers, Inc.	172	16,330
First Citizens Bancshares, Inc.	298	139,172
Heartland Financial U.S.A., Inc.	908	43,666
Hilltop Holdings, Inc.	4,598	104,283
PacWest Bancorp	1,749	67,564
Popular, Inc.	2,511	144,533
Trico Bancshares	3,361	126,878
Umpqua Holdings Corp.	5,696	99,452
United Community Bank, Inc.	4,165	119,536
Wintrust Financial Corp.	1,100	78,694
		1,114,512
Capital Markets - 3.7%
Apollo Global Management LLC Class A	729	24,057
Donnelley Financial Solutions, Inc. (a)	3,929	53,552
Hamilton Lane, Inc. Class A	354	20,780
Lazard Ltd. Class A	2,734	105,833
LPL Financial	1,685	141,321
Morningstar, Inc.	755	114,745
		460,288
Consumer Finance - 1.2%
Encore Capital Group, Inc. (a)	1,904	68,506
First Cash Financial Services, Inc.	755	75,983
		144,489
Diversified Financial Services - 1.2%
BrightSphere Investment Group, Inc.	7,872	84,230
Cannae Holdings, Inc. (a)	712	20,612
ECN Capital Corp.	13,084	46,891
		151,733
Insurance - 3.7%
Axis Capital Holdings Ltd.	1,322	84,172
eHealth, Inc. (a)	265	27,494
Enstar Group Ltd. (a)	340	60,231
First American Financial Corp.	1,967	113,732
Old Republic International Corp.	2,000	45,620
Primerica, Inc.	1,137	139,499
		470,748
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd.	933	43,067
LendingTree, Inc. (a)	64	20,643
WSFS Financial Corp.	2,980	126,263
		189,973

TOTAL FINANCIALS		2,531,743

HEALTH CARE - 13.1%
Biotechnology - 4.9%
Abeona Therapeutics, Inc. (a)	1,039	2,691
Acceleron Pharma, Inc. (a)	728	31,784
Acorda Therapeutics, Inc. (a)	431	2,987
Alder Biopharmaceuticals, Inc. (a)	1,554	15,726
Allakos, Inc. (a)	492	17,107
AnaptysBio, Inc. (a)	235	12,622
Arena Pharmaceuticals, Inc. (a)	426	26,702
Argenx SE ADR (a)	360	50,566
Ascendis Pharma A/S sponsored ADR (a)	440	50,934
Audentes Therapeutics, Inc. (a)	519	20,199
Blueprint Medicines Corp. (a)	603	60,390
Crinetics Pharmaceuticals, Inc. (a)	177	3,590
FibroGen, Inc. (a)	889	42,014
Five Prime Therapeutics, Inc. (a)	273	1,395
Global Blood Therapeutics, Inc. (a)	757	41,484
Gritstone Oncology, Inc.	667	7,004
Heron Therapeutics, Inc. (a)	883	15,400
Iovance Biotherapeutics, Inc. (a)	878	21,590
Kezar Life Sciences, Inc. (a)	427	2,404
Kura Oncology, Inc. (a)	694	13,269
Mirati Therapeutics, Inc. (a)	254	26,873
Morphosys AG (a)	170	20,569
Neurocrine Biosciences, Inc. (a)	292	28,146
Sarepta Therapeutics, Inc. (a)	339	50,460
Savara, Inc. (a)	477	1,212
The Medicines Company (a)	515	18,458
TransMedics Group, Inc.	1,336	31,703
		617,279
Health Care Equipment & Supplies - 3.8%
Axonics Modulation Technologies, Inc. (a)	886	32,516
Cerus Corp. (a)	831	4,861
CONMED Corp.	395	34,503
Haemonetics Corp. (a)	311	37,967
Hill-Rom Holdings, Inc.	487	51,934
Insulet Corp. (a)	454	55,815
Integer Holdings Corp. (a)	1,083	94,795
Integra LifeSciences Holdings Corp. (a)	338	21,426
Masimo Corp. (a)	481	75,926
Novocure Ltd. (a)	520	43,274
Quanterix Corp. (a)	576	17,844
Vapotherm, Inc.	513	8,254
		479,115
Health Care Providers & Services - 1.4%
Chemed Corp.	123	49,863
G1 Therapeutics, Inc. (a)	380	9,428
LHC Group, Inc. (a)	424	53,670
Molina Healthcare, Inc. (a)	512	67,983
		180,944
Health Care Technology - 1.0%
Cegedim SA (a)	171	5,262
Health Catalyst, Inc.	576	25,488
HMS Holdings Corp. (a)	1,379	48,127
Inovalon Holdings, Inc. Class A (a)	2,881	43,215
		122,092
Life Sciences Tools & Services - 0.7%
Bruker Corp.	519	24,834
ICON PLC (a)	407	63,561
		88,395
Pharmaceuticals - 1.3%
Horizon Pharma PLC (a)	1,470	36,588
Morphic Holding, Inc.	600	13,548
Perrigo Co. PLC	1,357	73,292
Theravance Biopharma, Inc. (a)	454	9,466
Turning Point Therapeutics, Inc.	203	8,088
Xeris Pharmaceuticals, Inc. (a)	599	7,008
Zogenix, Inc. (a)	387	18,642
		166,632

TOTAL HEALTH CARE		1,654,457

INDUSTRIALS - 15.0%
Aerospace & Defense - 2.0%
HEICO Corp. Class A	478	50,376
Moog, Inc. Class A	1,929	157,136
Teledyne Technologies, Inc. (a)	135	39,323
		246,835
Airlines - 0.3%
SkyWest, Inc.	668	40,554
Building Products - 0.6%
Armstrong World Industries, Inc.	414	40,452
GMS, Inc. (a)	1,427	32,122
		72,574
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	320	24,810
Knoll, Inc.	3,699	89,701
		114,511
Construction & Engineering - 1.8%
Argan, Inc.	1,157	47,611
Dycom Industries, Inc. (a)	696	38,391
Jacobs Engineering Group, Inc.	371	30,611
MasTec, Inc. (a)	2,190	112,391
		229,004
Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)	1,194	86,326
Regal Beloit Corp.	1,518	120,863
		207,189
Industrial Conglomerates - 0.4%
ITT, Inc.	785	49,000
Machinery - 3.6%
AGCO Corp.	1,644	126,588
Allison Transmission Holdings, Inc.	905	41,585
Apergy Corp. (a)	1,810	58,879
Luxfer Holdings PLC sponsored	4,782	94,779
SPX Flow, Inc. (a)	900	36,504
Toro Co.	330	24,031
Woodward, Inc.	665	74,507
		456,873
Marine - 0.1%
SITC International Holdings Co. Ltd.	16,179	17,833
Professional Services - 2.1%
Asgn, Inc. (a)	373	23,518
CBIZ, Inc. (a)	4,078	95,303
Exponent, Inc.	763	52,494
FTI Consulting, Inc. (a)	702	73,324
Insperity, Inc.	218	23,184
		267,823
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	328	36,018
Schneider National, Inc. Class B	2,500	48,250
		84,268
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	261	15,879
Titan Machinery, Inc. (a)	4,149	86,050
		101,929

TOTAL INDUSTRIALS		1,888,393

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	232	18,929
Electronic Equipment & Components - 2.8%
Fabrinet (a)	614	32,960
SYNNEX Corp.	1,544	152,146
Tech Data Corp. (a)	674	68,303
TTM Technologies, Inc. (a)	6,086	63,660
Zebra Technologies Corp. Class A (a)	146	30,790
		347,859
IT Services - 6.0%
Booz Allen Hamilton Holding Corp. Class A	611	42,006
Computer Services, Inc.	3,677	147,190
Elastic NV	470	46,450
EPAM Systems, Inc. (a)	169	32,751
Euronet Worldwide, Inc. (a)	222	34,612
Interxion Holding N.V. (a)	291	21,912
KBR, Inc.	828	21,843
MongoDB, Inc. Class A (a)	318	45,544
Okta, Inc. (a)	338	44,221
Presidio, Inc.	8,510	119,140
Unisys Corp. (a)	2,872	35,584
Verra Mobility Corp. (a)	9,616	133,182
WEX, Inc. (a)	119	25,950
		750,385
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Energy Industries, Inc. (a)	942	55,013
Entegris, Inc.	838	36,461
		91,474
Software - 4.8%
2U, Inc. (a)	1,872	23,962
Alteryx, Inc. Class A (a)	400	47,016
Black Knight, Inc. (a)	674	42,678
Cardlytics, Inc. (a)	2,332	66,229
DocuSign, Inc. (a)	452	23,377
Everbridge, Inc. (a)	423	43,273
Five9, Inc. (a)	151	7,455
HubSpot, Inc. (a)	343	61,301
j2 Global, Inc.	275	24,500
Lightspeed POS, Inc. (a)	1,035	31,086
LivePerson, Inc. (a)	716	23,764
Medallia, Inc.	300	11,955
Nuance Communications, Inc. (a)	1,008	16,773
Pluralsight, Inc. (a)	1,463	44,899
PROS Holdings, Inc. (a)	627	45,370
RingCentral, Inc. (a)	269	38,193
ShotSpotter, Inc. (a)	256	9,623
SurveyMonkey	1,034	17,547
Workiva, Inc. (a)	426	24,491
		603,492

TOTAL INFORMATION TECHNOLOGY		1,812,139

MATERIALS - 2.5%
Chemicals - 1.7%
Intrepid Potash, Inc. (a)	11,469	42,894
Olin Corp.	4,259	85,478
Orion Engineered Carbons SA	4,309	83,939
		212,311
Containers & Packaging - 0.8%
Aptargroup, Inc.	232	28,077
Ardagh Group SA	3,394	56,442
Avery Dennison Corp.	135	15,507
		100,026

TOTAL MATERIALS		312,337

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Americold Realty Trust	1,486	49,826
CareTrust (REIT), Inc.	1,951	45,322
Clipper Realty, Inc.	3,575	41,291
Corporate Office Properties Trust (SBI)	4,888	136,473
Essential Properties Realty Trust, Inc.	1,261	26,632
Outfront Media, Inc.	2,659	72,272
Potlatch Corp.	3,358	123,642
Store Capital Corp.	2,473	84,601
Terreno Realty Corp.	808	39,479
		619,538
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC	4,682	92,891

TOTAL REAL ESTATE		712,429

UTILITIES - 2.7%
Electric Utilities - 1.6%
IDACORP, Inc.	488	49,805
Portland General Electric Co.	2,712	148,753
		198,558
Gas Utilities - 1.1%
ONE Gas, Inc.	762	69,479
Spire, Inc.	887	73,098
		142,577

TOTAL UTILITIES		341,135

TOTAL COMMON STOCKS
(Cost $11,044,253)		12,038,724

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
REVOLUTION Medicines, Inc. Series C (b)(c)	2,823	5,815
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Compass, Inc.:
Series E (a)(b)(c)	26	3,083
Series F (b)(c)	310	36,757
		39,840
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $44,326)		45,655
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.21% 9/12/19 (d)
(Cost $9,974)	10,000	9,977
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund 2.43% (e)
(Cost $606,617)	606,496	606,617
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $11,705,170)		12,700,973
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(98,914)
NET ASSETS - 100%		$12,602,059

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	Sept. 2019	$78,835	$553	$553

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,655 or 0.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,977.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757
REVOLUTION Medicines, Inc. Series C	6/3/19	$5,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,208
Total	$4,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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